Form N-1A Supplement	Jun. 23, 2025
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV Emerging Markets All Cap Fund

(the “Fund”)

Important Notice Regarding Changes in Fund Name and Investment Strategies

The purpose of this supplement is to provide you notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) approved changes to the name (renaming the Fund “Invesco Emerging Markets ex-China Fund”) and 80% investment policy of the Fund to reflect the Fund’s revised focus as an emerging markets, excluding China, fund. Shareholders of the Fund should be aware that the changes outlined below will be effectuated on June 23, 2025 or on or about August 22, 2025, as applicable.

In connection with these changes, the Fund may experience a higher than normal portfolio turnover rate, which may result in increased transaction costs and potentially increased capital gain distributions to shareholders.